Income Tax - Income tax liabilities (Details 3) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Income Tax - Income Tax Liabilities Details 3
Non-current	$ 2,595,000	$ 2,595,000
Current	7,000	44,000
Total	$ 2,602,000	$ 2,639,000